Income Taxes	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 — Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2017	2016	2015
Current	$69,535	$77,682	$94,128
Deferred	6,551	(2,315)	(26,887)

	$76,086	$75,367	$67,241

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

During fiscal year 2017, the Company recognized $4,817 of deferred income tax expense as a result of enacted changes in tax laws or rates. During fiscal years 2016 and 2015, the Company recognized immaterial deferred income tax expense as a result of enacted changes in tax laws or rates.

Deferred income taxes are comprised of the following components:

	As of September 30,
	2017	2016
Deferred tax assets:
Deferred revenue	$44,571	$57,361
Employee compensation and benefits	87,204	80,312
Intangible assets, computer software and intellectual property	14,997	14,840
Tax credits, net capital and operating loss carryforwards	155,478	168,641
Other	78,114	68,073

Total deferred tax assets	380,364	389,227
Valuation allowances	(94,573)	(96,870)

Total deferred tax assets, net	285,791	292,357

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(74,419)	(66,628)
Intangible assets, computer software and intellectual property	(136,238)	(146,848)
Other	(32,736)	(26,228)

Total deferred tax liabilities	(243,393)	(239,704)

Net deferred tax assets	$42,398	$52,653

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2017	2016	2015
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	15	16	13

Effective income tax rate	15%	16%	13%

(1)	In fiscal year 2017, foreign taxes included a benefit of $9,450 due to conclusions of tax audits in certain jurisdictions, which resulted in a reduction to the Company’s provision for gross unrecognized tax benefits. Foreign taxes in fiscal year 2017 also included a net benefit of $11,037 due to a reduction of taxes payable, partially offset by a reduction of deferred tax asset on operating loss carryforwards of certain of the Company’s subsidiaries resulting from internal structural changes in certain jurisdictions in which the Company operates. In addition, foreign taxes in fiscal year 2017 included a benefit of $28,774 that was attributable to the expiration of the periods set forth in statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions. Foreign taxes in fiscal year 2017 also included a benefit of $12,754 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income

In fiscal year 2016, foreign taxes included a net benefit of $15,264 due to settlements and conclusions of tax audits in certain jurisdictions that resulted in a reduction to the Company’s provision for gross unrecognized tax benefits, partially offset by a decrease to the Company’s taxes receivable and deferred tax assets. Foreign taxes in fiscal year 2016 also included a decrease of $4,606 that was attributable to the expiration of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions, which was partially offset by provisions for new uncertain tax positions of $23,597 recognized during fiscal year 2016. In addition, foreign taxes in fiscal year 2016 included a benefit of $19,963 as a result of a release of tax provision in light of a non-taxable internal capital gain recognized during fiscal year 2016. Foreign taxes in fiscal year 2016 included also a benefit of $15,651 resulting from the release of valuation allowances on deferred tax assets at several of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

During fiscal year 2017, the net decrease in valuation allowances was $2,297, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2017, the Company had tax credits, net capital and operating loss carryforwards of $707,761, of which $180,882 have expiration dates through 2036, and the remainder do not expire.

During fiscal year 2016, the net decrease in valuation allowances was $15,295, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2016, the Company had tax credits, net capital and operating loss carryforwards of $773,721, of which $214,538 have expiration dates through 2036, and the remainder do not expire.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2017	2016	2015
Balance at beginning of fiscal year	$196,668	$126,706	$123,942
Additions based on tax positions related to the current year	22,319	65,009	22,314
Additions for tax positions of prior years	12,261	41,183	11,125
Settlements with tax authorities	(9,450)	(31,624)	(13,443)
Lapse of statute of limitations	(28,774)	(4,606)	(17,232)

Balance at end of fiscal year	$193,024	$196,668	$126,706

The total amount of unrecognized tax benefits, which includes interest and penalties, was $193,024 as of September 30, 2017, and $196,668 as of September 30, 2016, all of which would affect the effective tax rate if realized.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2017, the Company had accrued $28,228 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which a benefit of $2,910 was recognized in the statements of income in fiscal year 2017. As of September 30, 2016, the Company had accrued $31,138 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which an expense of $8,919 was recognized in the statements of income in fiscal year 2016.

The Company is currently under audit in several jurisdictions for the tax years 2007 and onwards. Timing of the resolution of audits is highly uncertain and therefore, as of September 30, 2017, the Company cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

It is reasonably possible that the amount of unrecognized tax benefits may decrease by $17,360 during fiscal 2018 as a result of lapse of statutes of limitations in jurisdictions in which the Company operates.